Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Financial Assets [Abstract]
Summary of Changes in Other Financial Assets

The following tables outlines changes in Other financial assets. Additional details on how the fair value of significant investments is calculated are included in Note 31.

				Balance at					Balance at
			Accounting	March 31,				Exercise of	March 31,
Entity	Instrument	Note	method	2018	Additions	FVOCI	FVTPL	warrants	2019

TerrAscend	Warrants	11(iii)	FVTPL	$75,154	$-	$-	$36,473	$(111,627)	$-
TerrAscend	Exchangeable shares	11(iii)	FVOCI	-	135,000	25,000	-	-	160,000
PharmHouse	Loan receivable	11(i)	Amortized cost	-	40,000	-	-	-	40,000
SLANG	Warrants	12(iv)	FVTPL	-	-	-	44,000	-	44,000
JWC	Shares	12(ii)	FVOCI	10,591	2,124	(326)	-	-	12,389
HydRx	Shares	12(iii)	FVOCI	12,401	-	-	-	5,210	17,611
HydRx	Warrants	12(iii)	FVTPL	5,210	-	-	-	(5,210)	-
AusCann	Shares	12(i)	FVOCI	39,086	3,975	(30,988)	-	-	12,073
AusCann	Options	12(i)	FVTPL	10,487	915	-	(9,843)	-	1,559
Agripharm	Repayable debenture	27(d)	FVTPL	2,326	9,000	-	(1,072)	-	10,254
CanapaR	Options	11(iv)	FVTPL	-	-	-	7,500	-	7,500
Greenhouse	Convertible debenture		FVTPL	-	5,911	-	33	-	5,944
Radicle	Repayable debenture		FVTPL	3,075	2,000	-	(11)	-	5,064
48North	Shares		FVOCI	-	1,217	3,922	421	-	5,560
LiveWell	Shares		FVOCI	-	250	(710)	4,798	-	4,338
Civilized	Convertible debenture		FVTPL	-	3,741	-	666	-	4,407
Solo Growth	Shares		FVOCI	-	3,265	(5,213)	6,192	-	4,244
Headset	Shares		FVOCI	-	4,085	(76)	-	-	4,009
Good Leaf	Shares		FVOCI	-	4,566	45	-	-	4,611
Other - classified as FVTPL	Various		FVTPL	5,133	6,131	-	2,579	-	13,843
Other - classified as FVOCI	Various		FVOCI	-	6,018	3	-	-	6,021

				$163,463	$228,198	$(8,343)	$91,736	$(111,627)	$363,427

				Balance at					Balance at
			Accounting	March 31,				Interest	March 31,
Entity	Instrument	Note	method	2017	Additions	FVOCI	FVTPL	Revenue	2018

TerrAscend	Warrants	11(iii)	FVTPL	$-	$7,540	$-	$67,614	$-	$75,154
AusCann	Shares	12(i)	FVOCI	18,328	1,214	19,544	-	-	39,086
AusCann	Options	12(i)	FVTPL	5,702	-	-	4,785	-	10,487
JWC	Shares	12(ii)	FVOCI	-	3,863	6,728	-	-	10,591
HydRx	Shares	12(iii)	FVOCI	-	-	12,401	-	-	12,401
HydRx	Warrants	12(iii)	FVTPL	-	-	-	5,210	-	5,210
Agripharm	Repayable debenture	27(d)	FVTPL	-	2,414	-	-	(88)	2,326
Other - classified as FVTPL	Various		FVTPL	-	7,408	-	563	237	8,208

				$24,030	$22,439	$38,673	$78,172	$149	$163,463